Consolidated Balance Sheets (Parenthetical Information) (USD $) In Millions, except Share data, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Allowance for Doubtful Accounts Receivable, Current	$ 26.9	$ 30.1
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	50,000,000	50,000,000
Preferred Stock, Shares Outstanding	0	0
Class A Common Stock, par value	$ 0.01	$ 0.01
Common Stock, Shares Authorized	175,000,000	175,000,000
Common Stock, Shares, Outstanding	70,884,002	70,467,904